Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED DECEMBER 15, 2021 TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 27, 2021,AS PREVIOUSLY SUPPLEMENTED, OF:Invesco S&P 500® Equal Weight Energy ETF (RYE)
(the “Fund”)Important Notice Regarding Changes in the Investment Objective, Underlying Index
and Principal Investment Strategy of the FundAt a meeting held on December 14, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust approved changes to the investment objective, underlying index and principal investment strategy of the Fund. These changes will be effective as of the close of markets on March 18, 2022 (the “Effective Date”).Therefore, as of the close of markets on the Effective Date, the following changes will occur:1.) Underlying Index Change. A new underlying index (the “New Underlying Index”) will replace the Fund’s current underlying index, as set forth in the table below:Current Underlying IndexNew Underlying IndexS&P 500® Equal Weight Energy IndexS&P 500® Equal Weight Energy Plus Index2.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.3.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index.4.) Description of New Underlying Index. S&P Dow Jones Indices LLC compiles, maintains and calculates the New Underlying Index, which is composed of all of the components of the S&P 500®Energy Index (the “Parent Index”), an index that contains the common stocks of all companies included in the S&P 500® Index that are classified as members of the energy sector, as defined according to the Global Industry Classification Standard (“GICS”), with a 22 company minimum count. The energy sector includes companies engaged in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels, as well as companies that offer oil and gas equipment and services. The New Underlying Index is an equal-weighted version of the Parent Index. Unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the New Underlying Index assigns each component security the same weight at each quarterly rebalance.In the event there are fewer than 22 companies eligible for inclusion in the New Underlying Index at a quarterly rebalance, the New Underlying Index will be supplemented with the largest energy companies in the S&P MidCap 400 Index based on float-adjusted market capitalization until the 22 company minimum is reached.The New Underlying Index is rebalanced after the close of trading on the third Friday of March, June, September and December.Please Retain This Supplement For Future Reference.P-RYE-SUMSTATSAI-SUP 121521
Invesco SP 500 Equal Weight Energy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED DECEMBER 15, 2021 TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 27, 2021,AS PREVIOUSLY SUPPLEMENTED, OF:Invesco S&P 500® Equal Weight Energy ETF (RYE)
(the “Fund”)Important Notice Regarding Changes in the Investment Objective, Underlying Index
and Principal Investment Strategy of the FundAt a meeting held on December 14, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust approved changes to the investment objective, underlying index and principal investment strategy of the Fund. These changes will be effective as of the close of markets on March 18, 2022 (the “Effective Date”).Therefore, as of the close of markets on the Effective Date, the following changes will occur:1.) Underlying Index Change. A new underlying index (the “New Underlying Index”) will replace the Fund’s current underlying index, as set forth in the table below:Current Underlying IndexNew Underlying IndexS&P 500® Equal Weight Energy IndexS&P 500® Equal Weight Energy Plus Index2.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.3.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index.4.) Description of New Underlying Index. S&P Dow Jones Indices LLC compiles, maintains and calculates the New Underlying Index, which is composed of all of the components of the S&P 500®Energy Index (the “Parent Index”), an index that contains the common stocks of all companies included in the S&P 500® Index that are classified as members of the energy sector, as defined according to the Global Industry Classification Standard (“GICS”), with a 22 company minimum count. The energy sector includes companies engaged in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels, as well as companies that offer oil and gas equipment and services. The New Underlying Index is an equal-weighted version of the Parent Index. Unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the New Underlying Index assigns each component security the same weight at each quarterly rebalance.In the event there are fewer than 22 companies eligible for inclusion in the New Underlying Index at a quarterly rebalance, the New Underlying Index will be supplemented with the largest energy companies in the S&P MidCap 400 Index based on float-adjusted market capitalization until the 22 company minimum is reached.The New Underlying Index is rebalanced after the close of trading on the third Friday of March, June, September and December.Please Retain This Supplement For Future Reference.P-RYE-SUMSTATSAI-SUP 121521